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Class R Shares | AMG Managers Special Equity Fund

AMG FUNDS III

AMG MANAGERS SPECIAL EQUITY FUND

Supplement to Prospectus dated May 1, 2017

Multiple Classes - Supplemental Information

Multiple Class Information

AMG Managers Special Equity Fund (the “Fund”) currently offers Class N shares and Class I shares. In addition to the classes of shares of the Fund currently being offered, the Fund may from time to time issue R Shares.

Each class of shares may be subject to different distribution and shareholder servicing arrangements, which may result in differences in the expenses borne by the shareholders of each class and the returns realized by such shareholders. In addition, each class of shares of the Fund is subject to a different minimum initial investment requirement, as described in greater detail below.

R Shares are available for purchase exclusively through financial intermediaries and are also subject to a Distribution and Service Plan (12b-1 Plan) adopted by the Board of Trustees of AMG Funds III (the “Trust”).

As a result of these differences in the distribution and servicing arrangements, R Shares can be expected to bear higher expenses than Class N and Class I shares and to experience lower returns. In all other material respects, the shares of each class are the same, representing a proportional interest in the Fund.

Performance

Because R Shares of the Fund have not commenced operations, the class has no performance history.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

R Shares
Management Fee	0.90%
Distribution (12b-1) Fees	0.50%
Other Expenses[1]	0.26%
Total Annual Fund Operating Expenses	1.66%
(Fee Waiver and Expense Reimbursements)/Recoupment[2]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.61%

1	Expense information has been restated to reflect current fees.
2	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.11% of the Fund’s average daily net assets, subject to later reimbursement by the Fund (“recoupment”) in certain circumstances. In general, for a period of up to 36 months, the Investment Manager may recover from the Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds III Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
R Shares	$164	$519	$899	$1,963

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.